Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Managed Retirement 2020 Fund - Class K6
Bar Chart Table:
Annual Return 2020	12.30%
Annual Return 2021	6.97%
Annual Return 2022	(14.47%)